Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer Gold & Special Minerals Fund), Class A)	0 Months Ended
Oct. 26, 2012
(Oppenheimer Gold & Special Minerals Fund) | Class A
Bar Chart Table:
Annual Return 2002	42.48%
Annual Return 2003	59.65%
Annual Return 2004	(4.31%)
Annual Return 2005	31.92%
Annual Return 2006	43.64%
Annual Return 2007	30.28%
Annual Return 2008	(39.11%)
Annual Return 2009	79.32%
Annual Return 2010	54.50%
Annual Return 2011	(25.69%)